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                                                       ------------------------
                                                             OMB APPROVAL
                     UNITED STATES                     ------------------------
           SECURITIES AND EXCHANGE COMMISSION          OMB NUMBER:    3235-0456
                Washington, D.C. 20549                 Expires:  April 30, 1998
                                                       Estimated average burden
                                                       hours per response.....0
                                                       ------------------------

                       FORM 24F-2
            Annual Notice of Securities Sold
                 Pursuant to Rule 24f-2



Read instructions at end of Form before preparing Form. Please print or type.


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 1.  Name and address of issuer:

     CIGNA Funds Group, 950 Winter Street, Suite 1200, Waltham, MA 02154

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 2.  Name of each series or class of funds for which this notice is filed:

     CIGNA Income Fund (Retail Class), CIGNA Money Market Fund (Institutional Class)
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 3.  Investment Company Act File Number:

     811-1646

     Securities Act File Number:

     2-29020
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 4.  Last day of fiscal year for which this notice is filed:

     12/31

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 5.  Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: [ ]

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 6.  Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):


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 7.  Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     0             $ 0

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 8.  Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

     0             $ 0

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 9.  Number and aggregate sale price of securities sold during the fiscal year:

     283,027,303   $ 283,027,303

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SEC 2393 (9/95)

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10.  Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     283,027,303   $ 283,027,303

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11.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

     1,178,070      $ 1,172,859

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12.  Calculation of registration fee:

       (i)  Aggregate sale price of securities sold during the    $283,027,303
            fiscal year in reliance on rule 24f-2 (from item 10): ------------

      (ii)  Aggregate price of shares issued in connection        +  1,172,859
            with dividend reinvestment plans (from Item 11, if    ------------
            applicable):

     (iii)  Aggregate price of shares redeemed or repur-          -164,634,665
            chased during the fiscal year (if applicable):        ------------

      (iv)  Aggregate price of shares redeemed or repur-          +          0
            chased and previously applied as a reduction to       ------------
            filing fees pursuant to rule 24e-2 (if applicable):

      (v)  Net aggregate price of securities sold and issued
           during the fiscal year in reliance on rule 24f-2 [line  119,565,497
           (i), plus line (ii), less line (iii), plus line (iv)] ------------ (if applicable):

     (vi)  Multiplier prescribed by Section 6(b) of the Secu-     x     1/3300
           rities Act of 1933 or other applicable law or regu-    ------------
           lation (see Instruction C.6):

    (vii)  Fee due [line (i) or line (v) multiplied by line (vi)]:   36,231.97
                                                                  ------------

Instruction:  Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

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13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a). [X]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: February 21, 1997.

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                                   SIGNATURES

This report has been signed-below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                                         CIGNA Funds Group


By (Signature and Title)*                By: /s/ Alfred A. Bingham III
                                         -------------------------------------
                                               Alfred A. Bingham III
                                         Its: Vice President and Treasurer
                                         -------------------------------------

Date February 25, 1997.
     -------------------------------

 *Please print the name and title of the signing officer below the signature.

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                          GOODWIN, PROCTER & HOAR LLP

                               COUNSELLORS AT LAW
                                 EXCHANGE PLACE
                        BOSTON, MASSACHUSETTS 02109-2881

                                                      TELEPHONE (617) 570-1000
                                                      TELECOPIER (617) 523-1231

                                                 February 28, 1997

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

      Re:    Rule 24f-2 Notice for CIGNA Funds Group
             Securities Act File No. 2-29020
             Investment Company Act File No. 811-1646
             ----------------------------------------

Ladies and Gentlemen:

         As counsel to CIGNA Funds Group (the "Registrant"), we have been requested to render this opinion in connection with the filing by the Registrant of a Rule 24f-2 Notice on Form 24F-2 with respect to its fiscal year ended December 31, 1996.

         Reference is made to Item 10 of such Notice wherein the Registrant reports the number of shares (the "Shares") representing interests in CIGNA Income Fund (Retail Class) and CIGNA Money Market Fund (Institutional Class), each a series of the Registrant, sold during the fiscal year ended December 31, 1996 in reliance upon Rule 24f-2 under the Investment Company Act of 1940, as amended.

         We have examined the Registrant's First Amended and Restated Master Trust Agreement dated March 1, 1996, as amended, the By-Laws of the Registrant, as amended, the Rule 24f-2 Notice of the Registrant dated February 25, 1997, certain resolutions adopted by the Trustees of the Registrant, and such other documents as we deemed necessary for purposes of this opinion.

         We have made such examination of Massachusetts law as in our judgment is necessary and appropriate for the purposes of this opinion. Members of this firm are admitted to practice in the Commonwealth of Massachusetts and certain other jurisdictions; however, we render no opinion herein with respect to the laws of any jurisdiction other than the Commonwealth of Massachusetts. Nothing contained herein shall be deemed to be an opinion as to any law other than the laws of the Commonwealth of Massachusetts.

         Anything in this opinion to the contrary notwithstanding, we render or imply no opinion with respect to compliance with any applicable securities or anti-fraud statutes, rules,


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                          GOODWIN, PROCTER & HOAR LLP

Securities and Exchange Commission
February 28, 1997
Page 2


regulations or other similar laws of any state (including Massachusetts) or the United States of America.

         Based upon the foregoing, and assuming that all of the Shares were sold, issued and paid for in accordance with the terms of the applicable Prospectus and Statement of Additional Information contained in the Registrant's Registration Statement on Form N-1A in effect at the time of sale, in our opinion the Shares were legally issued and fully paid and non-assessable by the Registrant.

                                               Very truly yours,

                                               /s/ GOODWIN, PROCTER & HOAR LLP